Other Payables and Accruals (Details) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Payables And Accruals [Line Items]
Accrued salaries, wages and bonus	HKD 372	HKD 2,849
Accrued audit and professional fees	1,143	3,194
Accrued sundries expenses	1,194	1,020
Other payables	3,429	3,425
Other Accrued Liabilities, Current	HKD 6,138	HKD 10,488